Cover	Jun. 24, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2021
Entity File Number	33-87570
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Entity Tax Identification Number	41-1793975
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10400 Yellow Circle Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ACMC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10237 Yellow Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343